Commitments (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Commitments
Capital commitments from company and subsidiaries	€ 4,388	€ 3,993
Capital commitments from share of joint operations	140	133
Contracts placed for future capital expenditure not provided in the financial statements	4,527	€ 4,126
Spectrum Acquisition
Commitments
Capital commitments from company and subsidiaries	331
Contractual capital commitments that have been settled after the end of the reporting period	€ 197